Investments - Schedule of Fair Value of Company's Investments, by Contractual Maturity (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Total	$ 148,799
U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Due within one year	34,554
Due after one year through five years	20,123
Total	54,677
U.S. Government-sponsored Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Due within one year	7,399
Total	7,399
Commercial Paper
Debt Securities, Available-for-Sale [Line Items]
Due within one year	5,878
Total	5,878
Corporate Debt Securities
Debt Securities, Available-for-Sale [Line Items]
Due within one year	42,534
Due after one year through five years	38,311
Total	$ 80,845